Taxes (Details) - Schedule of deferred tax assets - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets:
Net accumulated loss-carry forward	$ 1,200	$ 1,400
Less: valuation allowance	(1,200)	(1,400)
Net deferred tax assets